Expense Example - BlackRock Ultra-Short Term Bond Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 37
Expense Example, with Redemption, 3 Years	122
Expense Example, with Redemption, 5 Years	216
Expense Example, with Redemption, 10 Years	490
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	202
Expense Example, with Redemption, 5 Years	354
Expense Example, with Redemption, 10 Years	796
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	299
Expense Example, with Redemption, 10 Years	$ 674